COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other commitments
Compensation costs paid	$ 202	$ 739	$ 166
Future minimum compensation costs
2014	85
2015	194
2016	194
2017	193
2018	202
Thereafter	5,286
Total	$ 6,154
Minimum
Other commitments
Term of compensation agreements			5 years
Maximum
Other commitments
Term of compensation agreements			43 years